Stock-Based Compensation (Summary of Stock Option Activity) (Details) - Stock Options [Member] - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2015		Mar. 31, 2015		Mar. 31, 2014
Number of Shares
Outstanding	1,793,745		991,183		424,645
Granted	2,394,868		955,199		639,439
Exercised	(4,601)		(657)		(54,750)
Forfeited	(181,113)		(150,130)		(16,484)
Expired			(1,850)		(1,667)
Outstanding	4,002,899		1,793,745		991,183
Vested (exercisable)	1,144,928		686,849
Unvested (unexercisable)	2,857,971		1,106,897
Weighted-Average Exercise Price/Share
Outstanding	$ 4.56		$ 4.20		$ 5.64
Granted	4.02		4.92		3.36
Exercised	2.47		3.24		2.40
Forfeited	4.33		4.56		3.84
Expired			27.48		72.00
Outstanding	4.23		4.56		$ 4.20
Vested (exercisable)	4.57		4.68
Unvested (unexercisable)	$ 4.1		$ 4.44
Weighted-Average Remaining Contractual Term (Years)
Outstanding	8 years 8 months 12 days		8 years 3 months 18 days
Vested (exercisable)	7 years 3 months 18 days		6 years 9 months 18 days
Unvested (unexercisable)	3 years 2 months 12 days		3 years 3 months 18 days
Aggregated Intrinsic Value
Outstanding	$ 0	[1]	$ 7,761,500	[2]
Vested (exercisable)	0	[1]	3,119,200	[2]
Unvested (unexercisable)	$ 0	[1]	$ 4,642,300	[2]

[1]	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of our common stock on December 31, 2015, which was $2.02 per share.
[2]	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of the common stock on March 31, 2015, which was $8.64 per share.